Finance lease liabilities (Details Narrative) - Grown Rogue Unlimited LLC [Member] - USD ($)	Oct. 31, 2018	Jan. 15, 2018	Nov. 08, 2017	Nov. 07, 2017	Jul. 11, 2017
Reserve Quantities [Line Items]
Lease equipment at a cost			$ 158,193		$ 134,289
Monthly payments		$ 20,833	$ 5,630	$ 12,500	$ 4,778
Finance lease	$ 218,275